Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST II /MA/
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2017